Business and Summary of Significant Accounting Policies (Details 2) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Business and Summary of Significant Accounting Policies [Abstract]
Begining Balance	$ 297,215
Fair value of derivative liability at issuance	270,116	$ 341,897
Unrealized derivative gain included in other income (expenses)	(470,136)	44,682
Fair value of derivative liability associated with debt converted	(5,302)
Ending Balance	$ 91,893	$ 297,215